Leases - Impact on the Group's balance sheet and retained earnings (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure Of Finance Lease And Operating Lease By Lessor IAS 17 [Line Items]
Retaining earnings		£ 14,100
Loans to customers - Finance leases	£ 8,997
Other assets - Net right of use assets	1,162
- Recognition of lease liabilities	(1,823)	(1,876)
Other liabilities	£ (9,647)		£ (8,954)
IFRS 16
Disclosure Of Finance Lease And Operating Lease By Lessor IAS 17 [Line Items]
Retaining earnings		(200)
Loans to customers - Finance leases		200
Other assets - Net right of use assets		1,300
- Recognition of lease liabilities		(1,900)
- Provision for onerous leases		200
Other liabilities		(1,700)
Previously reported | IFRS 16
Disclosure Of Finance Lease And Operating Lease By Lessor IAS 17 [Line Items]
Retaining earnings		£ 14,300